Sales revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Sales revenues	$ 89,195	$ 91,416	$ 102,409
Subtotal Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	52,813	55,016	62,513
Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	62,938	66,275	76,290
Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	26,257	25,141	26,119
Diesel [Member] | Subtotal Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	26,870	27,522	32,260
Gasoline [Member] | Subtotal Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	12,325	12,692	14,309
Liquefied Petroleum Gas [Member] | Subtotal Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	3,393	3,166	3,506
Jet Fuel [Member] | Subtotal Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	4,422	4,518	5,015
Naphtha [Member] | Subtotal Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	1,580	1,869	1,837
Fuel Oi Iincluding Bunker Fuel [Member] | Subtotal Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	591	976	1,158
Fuel Oi Iincluding Bunker Fuel [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	4,557	4,775	5,114
Other Oil Products [Member] | Subtotal Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	3,632	4,273	4,428
Other Oil Products [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	1,176	1,186	1,451
Natural Gas [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	3,850	4,707	5,632
Crude Oil [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	4,377	4,334	5,475
Crude Oil [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	19,839	18,290	18,447
Renewables And Nitrogen Products [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	261	223	94
Breakage [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	184	439	860
Electricities [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	741	744	657
Services Agency And Others [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	712	812	1,059
Exports [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	25,572	24,251	25,012
Sales Abroad [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	$ 685	$ 890	$ 1,107